Long-Term Debt and Other Financial Liabilities, Annual Principal Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Annual Principal Payments [Abstract]
2026	$ 14,666
2027	5,536
2028	5,536
2029	13,636
Thereafter	9,384
Total	$ 48,758	$ 80,465